UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-08006

DWS Investments Trust (formerly Scudder MG Investments Trust)

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 01/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of January 31, 2006 (Unaudited)

DWS Short-Term Municipal Bond Fund

(formerly Scudder Short-Term Municipal Bond Fund)

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 97.5%
Alabama 0.4%
Alabama, Housing Finance Authority, Multi-Family Housing Revenue, The Club Apartments, Series I, AMT, ETM, 5.65%, 6/1/2008	1,875,000	1,944,769
Auburn, AL, General Obligation, 144A, 4.85%, 11/1/2011	655,812	656,533

		2,601,302
Alaska 1.2%
Alaska, State Housing Finance Corp., Home Mortgage, Series A, AMT, 5.0%, 6/1/2036 (a)	5,930,000	6,165,480
Palmer, AK, Hospital & Health Care Revenue, Valley Hospital Association, 5.0%, 12/1/2008 (a)	1,410,000	1,444,221

		7,609,701
American Samoa 0.1%
Territory of American Samoa, General Obligation, 6.0%, 9/1/2007 (a)	780,000	808,010
Arizona 3.6%
Arizona, Health Facilities, Authority Hospital System Revenue, ETM, 6.25%, 9/1/2011 (a)	505,000	529,659
Maricopa County, AZ, Industrial Development Authority, Single Family Mortgage Revenue, Series 2B, AMT, 5.55%, 3/1/2028	240,000	245,319
Phoenix, AZ, Multi-Family Housing Revenue, Industrial Development Authority, AMT, 5.625%, 7/1/2013 (a)	125,000	128,121
Pima County, AZ, Higher Education Revenue, Industrial Development Authority, Series A, 5.0%, 5/1/2013 (a)	2,745,000	2,895,261
Snowflake, AZ, Sales & Special Tax Revenue, 4.0%, 7/1/2013	630,000	615,743
Tucson, AZ, Multi-Family Housing Revenue, Industrial Development Authority, Series A, 3.03% *, 1/15/2032	17,835,000	17,835,000

		22,249,103
Arkansas 1.8%
Arkansas, Development Finance Authority, Single Family Mortgage Revenue, Series A, 8.0%, 8/15/2011	60,000	60,160
Chicot County, AR, Sales & Special Tax Revenue, Sales & Use Tax, 4.15%, 7/1/2026 (a)	705,000	691,739
Little Rock, AR, Residential Housing & Public Facility Board, Series B, Zero Coupon, 7/15/2011	85,000	58,114
Malvern, AR, Sales & Special Tax Revenue:
3.375%, 9/1/2013 (a)	85,000	85,032
3.625%, 9/1/2012 (a)	250,000	247,625
Rogers, AR, Sales & Special Tax Revenue, Series A, 4.125%, 9/1/2023 (a)	10,240,000	10,254,234
Springdale, AR, Residential Housing & Healthcare Facility Board, Series A, 7.65%, 9/1/2011	19,783	20,262

		11,417,166
California 5.5%
Abag, CA, Finance Authority for Nonprofit Corp., American Baptist Homes, Series A, 5.5%, 10/1/2007	100,000	102,511
California, Higher Education Revenue, Public Works Board High Technology, Series A, 7.75%, 8/1/2006	20,000	20,364
California, Single Family Housing Revenue, Mortgage Finance Authority, AMT, 6.75%, 3/1/2029	75,000	75,357
California, State General Obligation:
4.25%, 11/1/2006	250,000	251,720
4.55%, 12/1/2006	200,000	201,682
5.0%, 6/1/2006	1,500,000	1,508,385

5.25%, 3/1/2007	575,000	586,621
6.0%, 10/1/2006	100,000	101,751
6.25%, 6/1/2006	415,000	418,992
6.3%, 9/1/2006	100,000	101,705
6.3%, 10/1/2006	620,000	632,028
6.5%, 9/1/2006	200,000	203,640
6.5%, 2/1/2007	500,000	515,375
6.75%, 6/1/2006	2,000,000	2,022,520
6.75%, 4/1/2007	500,000	519,230
7.0%, 4/1/2006	335,000	337,013
7.0%, 10/1/2006	1,325,000	1,356,668
California, State Revenue Lease, Public Works Board, Department of Corrections:
Series D, 4.0%, 12/1/2006	1,975,000	1,985,843
Series A, 5.25%, 1/1/2007 (a)	3,000,000	3,057,630
California, Water Resource Development, Series Q, 5.1%, 3/1/2008	170,000	170,253
California Statewide, Communities Development Authority Revenue, Kaiser Permanente, Series G, 2.3%, 4/1/2034	4,000,000	3,932,320
California Statewide, Communities Development Authority, Multi-Family Housing Revenue, AMT, 4.7%, 10/15/2012	1,130,000	1,162,917
California Statewide, Communities Development Authority, Multi-Family Housing Revenue, Citrus Gardens Apartments Project, 4.25%, 7/1/2012	290,000	291,041
Carlsbad, CA, Multi-Family Housing Revenue, Series A, AMT, 3.7%, 2/1/2013, The Provident Bank (b)	640,000	637,850
Delta Counties, CA, Home Mortgage Finance Authority, Single Family Mortgage Revenue, Pacific Mortgage Backed Securities, Series A, AMT, 6.7%, 6/1/2024 (a)	35,000	35,369
Los Angeles, CA, Public Facilities Corp., ETM, 5.4%, 8/1/2007	55,000	55,934
Placer County, CA, Water Agency, Middle Fork Project, 3.75%, 7/1/2012	235,000	234,570
San Diego, CA, Housing Authority Multi-Family Housing Revenue, Hollywood Palms Apartments, Series C, AMT, 5.1%, 11/1/2013	1,070,000	1,088,179
San Diego, CA, Sales & Special Tax Revenue, Regional Transmission Community Sales, Series A, ETM, 6.0%, 4/1/2008	1,280,000	1,328,102
San Joaquin County, CA, Certificates of Participation, General Hospital Project, 5.25%, 9/1/2014 (a)	2,475,000	2,639,563
Simi Valley, CA, Multi-Family Housing Revenue, Meadowood Village Apartments, 5.4% *, 2/1/2026	700,000	714,000
Southern CA, Metropolitan Water District, Water Works Revenue, Series C, Prerefunded, 5.0%, 7/1/2027	6,330,000	6,436,281
Taft, CA, Core City General Obligation Lease, Public Funding Authority, Series A, 5.95%, 1/1/2011	1,750,000	1,800,977

		34,526,391
Colorado 3.6%
Adams County, CO, Multi-Family Housing Revenue, Series A, 3.04% *, 1/15/2014	6,250,000	6,250,000
Arvada, CO, Industrial Development Authority, Wanco, Inc. Project, AMT:
144A, 5.6%, 12/1/2012, US Bank (b)	245,000	249,386
144A, 5.8%, 12/1/2017, US Bank (b)	355,000	360,666
Aurora, CO, Industrial Development Revenue, Series A, 5.375%, 12/1/2011	365,000	365,197
Aurora, CO, Single Family Mortgage Revenue, Series A, 7.3%, 5/1/2010	15,000	15,039
Central Platte Valley, CO, Core City, General Obligation, Metropolitan District, Series A, 5.0%, 12/1/2031, US Bank NA (b)	1,750,000	1,819,545
Colorado, Housing & Finance Authority, Multi-Family Housing Program, Series C, AMT, 3.95%, 10/1/2008	800,000	805,120
Colorado, Housing & Finance Authority, Single Family Housing Revenue, Series B, 4.875%, 4/1/2007	20,000	20,031
Colorado, Housing Finance Authority, Single Family Program, Series B-2, AMT, 6.4%, 11/1/2024	120,000	121,453
Colorado, Single Family Housing Revenue, Housing & Finance Authority: Series A-2, AMT, 7.25%, 5/1/2027	210,000	211,770
AMT, 5.0%, 5/1/2032 (a)	2,370,000	2,406,545

Colorado, Sports, Expo & Entertainment Revenue:
Series A, 5.625%, 12/15/2016 (a)	500,000	533,605
Series B, 5.625%, 12/15/2016 (a)	1,250,000	1,334,013
Colorado, Transportation/Tolls Revenue, Public Highway Authority, Series C, 4.9%, 9/1/2010 (a)	4,500,000	4,638,420
Denver, CO, City and County, Single Family Mortgage Revenue, AMT, Zero Coupon, 8/1/2029	6,310,000	1,580,844
El Paso County, CO, Public Housing Revenue, Series A, AMT, 4.1%, 12/20/2012	600,000	600,942
Pueblo County, CO, Certificates of Participation, 6.25%, 12/1/2010	1,105,000	1,174,129

		22,486,705
Connecticut 3.0%
Connecticut, Sales & Special Tax Revenue, Series B, 5.5%, 10/1/2013 (a)	4,160,000	4,263,834
Mashantucket, CT, Sports, Expo & Entertainment Revenue, Western Pequot Tribe, Series A, Prerefunded, 144A, 6.4%, 9/1/2011	9,085,000	9,528,984
Stamford, CT, Housing Authority, Multi-Family Revenue, Fairfield Apartments Project, AMT, 4.75%, 12/1/2028	5,125,000	5,231,292

		19,024,110
Delaware 0.7%
Delaware, State General Obligation, Series A, 5.25%, 4/1/2007	2,500,000	2,558,550
Delaware, State Health Facilities Authority Revenue, Medical Center of Delaware, Series B, Prerefunded, 6.5%, 10/1/2013 (a)	1,875,000	1,930,013

		4,488,563
District of Columbia 1.6%
District of Columbia, Higher Education Revenue, 5.75%, 10/1/2016 (a)	5,985,000	6,140,550
District of Columbia, Housing Finance Agency, Multi-Family Housing Revenue, Rockburne Estates, AMT, 5.2%, 2/20/2009	170,000	172,919
District of Columbia, Housing Finance Agency, Multi-Family Housing Revenue, Stanton Glenn Apartments, AMT, 5.6%, 11/1/2010	865,000	899,557
District of Columbia, Sales & Special Tax Revenue, Convention Center Authority, 5.25%, 10/1/2014 (a)	2,500,000	2,628,875

		9,841,901
Florida 2.1%
Brevard County, FL, Housing Finance Authority, Homeowner Mortgage Revenue, Series B, 6.5%, 9/1/2022	212,000	212,882
Brevard County, FL, Multi-Family Housing Revenue, Series A, 6.9%, 2/1/2027	2,540,000	2,565,400
Broward County, FL, Water & Sewer Utility Revenue, Prerefunded, 6.875%, 9/1/2008	110,000	112,078
Dade County, FL, Port Authority Revenue, Series C, Prerefunded, 5.5%, 10/1/2007	40,000	40,463
Daytona Beach, FL, Water & Sewer Revenue, Series 1978, ETM, 6.75%, 11/15/2007	140,000	147,042
Florida, Board of Public Education, ETM, 6.2%, 5/1/2006	500,000	501,220
Pinellas County, FL, Single Family Housing Revenue, Housing Authority, 4.6%, 12/1/2010 (a)	7,580,000	7,826,123
Tampa, FL, Allegany Health System Revenue, St. Mary's, ETM, 5.75%, 12/1/2007 (a)	1,885,000	1,922,379

		13,327,587
Georgia 5.3%
Atlanta, GA, Urban Residential Finance Authority, Multi-Family Revenue, Shamrock Gardens Apartments Project, AMT, 5.1%, 10/1/2014	350,000	361,389
Augusta-Richmond County, GA, Coliseum Revenue Authority, ETM, 6.3%, 2/1/2010	170,000	178,463
Canton, GA, Multi-Family Housing Authority, Canterbury Ridge Apartments Project, AMT, 4.9%, 3/1/2008	205,000	209,688
Chatham County, GA, Hospital & Healthcare Revenue, 5.25%, 1/1/2016 (a)	250,000	258,945
Clayton County, GA, Multi-Family Housing Revenue, 3.03% *, 7/1/2032	5,900,000	5,900,000
Cobb County, GA, Housing Authority, Multi-Family Housing Revenue, Oakley Run Apartments Project, 4.75%, 3/1/2032	2,860,000	2,880,621
De Kalb County, GA, Housing Authority, Multi-Family Revenue, Park Briarcliff Apartments, Series A, 4.55%, 12/1/2028	250,000	254,120
Decatur, GA, Industrial Development Revenue, Downtown Development Authority, 5.15%, 11/1/2008	2,175,000	2,184,091

Douglas County, GA, Housing Authority, Multi-Family Housing Revenue, Millwood Park Apartments, AMT, 5.1%, 1/1/2009	185,000	187,905
Georgia, Municipal Electric Authority, Power Revenue, Series V, 6.4%, 1/1/2007	1,605,000	1,648,768
Roswell, GA, Housing Authority, Multi-Family Revenue, Housing Chambrel Roswell, 3.03% *, 11/15/2032	19,080,000	19,080,000

		33,143,990
Hawaii 0.2%
Hawaii, State Housing Finance & Development Corp., Single Family Mortgage Revenue, Series A, AMT, 5.2%, 7/1/2012	1,180,000	1,186,136
Idaho 0.7%
Bingham County, ID, Industrial Development Revenue, Industrial Development Corporation Idaho Supreme Potatoes, Inc., AMT:
144A, 5.2%, 11/1/2006, First Security Bank (b)	290,000	290,339
144A, 5.3%, 11/1/2007, First Security Bank (b)	305,000	305,345
144A, 5.4%, 11/1/2008, First Security Bank (b)	325,000	325,357
144A, 5.5%, 11/1/2009, First Security Bank (b)	355,000	355,401
144A, 5.6%, 11/1/2010, First Security Bank (b)	80,000	80,090
144A, 5.7%, 11/1/2011, First Security Bank (b)	85,000	85,092
144A, 5.8%, 11/1/2012, First Security Bank (b)	90,000	90,095
Idaho, Housing Agency, Single Family Mortgage, AMT:
Series G-2, 5.75%, 1/1/2014	50,000	51,187
Series E, 5.95%, 7/1/2020	135,000	136,106
Idaho, Housing Agency, Single Family Mortgage, Class III, AMT:
5.1%, 7/1/2023	285,000	289,987
5.15%, 7/1/2023	900,000	925,641
5.4%, 7/1/2021	195,000	202,656
5.95%, 7/1/2019	790,000	819,119
Idaho, Housing Agency, Single Family Mortgage, Class III, AMT, Sub Series H-2:
5.1%, 7/1/2020	185,000	185,877
5.85%, 1/1/2014	210,000	211,073
Idaho Falls, ID, Electric Revenue, ETM, 10.25%, 4/1/2006	70,000	70,794

		4,424,159
Illinois 5.9%
Chicago, IL, Core City General Obligation, Tax Increment, Series A, 6.25%, 11/15/2013 (a)	500,000	554,130
Chicago, IL, Single Family Mortgage Revenue, AMT, 6.3%, 9/1/2029	430,000	440,552
Chicago, IL, Transportation/Tolls Revenue, Skyway Toll Bridge, 5.375%, 1/1/2016 (a)	3,320,000	3,447,123
Elgin, IL, Core City General Obligation, 6.0%, 1/1/2013	1,000,000	1,091,680
Huntley, IL, Project Revenue, Installment Contract, 5.85%, 12/1/2015	1,270,000	1,362,558
Huntley, IL, Sales & Special Tax Revenue:
Series A, 6.45%, 3/1/2028	6,041,000	6,372,047
7.75%, 3/1/2028	5,508,000	5,950,568
7.75%, 3/1/2029	4,639,000	5,120,157
Illinois, Development Finance Authority, Gas Supply Revenue, Peoples Gas Light & Coke, Series B, 3.05%, 2/1/2033 (a)	600,000	593,376
Illinois, Development Finance Authority, Midwestern University, Series B, 4.625%, 5/15/2006	540,000	541,550
Illinois, Health Facilities Authority Revenue, 5.25%, 11/15/2013 (a)	1,000,000	1,051,860
Illinois, Health Facilities Authority, Midwest Group Ltd., 5.375%, 11/15/2008	1,270,000	1,284,757
Illinois, Health Facilities Revenue Authority, Ravenswood Hospital Medical Center Project, ETM, 7.25%, 8/1/2006	30,000	30,591
Illinois, Industrial Development Finance Authority, Rayner & Rinn-Scott Project, AMT, 6.35%, 6/1/2015, Harris Trust & Savings Bank (b)	195,000	206,288
Illinois, Tolls Highway Authority, Prerefunded, 6.75%, 1/1/2010	87,000	88,265
Illinois, Unemployment Insurance Funding Building Receipts Revenue, Series A, 5.0%, 12/15/2007 (a)	5,000,000	5,144,350

McCook, IL, Hospital & Healthcare Revenue, British Home Project, 4.25%, 12/1/2014, LaSalle Bank NA (b)	770,000	769,908
Normal, IL, Multi-Family Housing Revenue, AMT, 3.75%, 12/1/2013	1,610,000	1,577,156
Urbana, IL, Residential Mortgage Revenue, ETM, 7.3%, 9/1/2006	1,115,000	1,118,657

		36,745,573
Indiana 1.4%
Indiana, Health Facilities Funding Authority, Series A, ETM, 5.75%, 9/1/2015	2,930,000	2,967,826
Indiana, Toll Finance Authority, Toll Road Revenue, 5.0%, 7/1/2014	1,000,000	1,000,770
Indianapolis, IN, Local Public Improvement, ETM, 7.9%, 2/1/2007	165,000	165,632
Jasper, IN, Hospital & Healthcare Revenue, Hospital Authority Facility, 3.4%, 11/1/2007 (a)	760,000	758,465
Lawrence, IN, Multi-Family Housing Revenue, Pinnacle Apartments Project, AMT, 5.15%, 6/1/2024	2,965,000	3,027,562
Tipton, IN, School District General Obligation, School Building Corp., 5.55%, 7/15/2012 (a)	335,000	362,339
Wells County, IN, Hospital Authority Revenue, ETM, 7.25%, 4/1/2009	190,000	195,487

		8,478,081
Kansas 1.8%
Kansas, State Development Finance Authority, Multi-Family Revenue, Four Seasons Apartments Project, AMT:
5.3%, 10/1/2007, Mercantile Bank (b)	70,000	70,170
5.6%, 10/1/2019, Mercantile Bank (b)	780,000	786,193
Kansas City, KS, Multi-Family, Rainbow Heights Apartments, 4.95%, 12/1/2007	970,000	973,618
Lenexa, KS, Multi-Family Housing Revenue, Series A, 3.03% *, 2/1/2023	7,880,000	7,880,000
Shawnee, KS, Multi-Family Housing Revenue, Prairie Lakes Apartments, AMT, 4.35%, 2/1/2013	1,270,000	1,274,877
Wellington, KS, Water & Sewer Revenue, Electric Waterworks and Sewer, Utility System, 7.05%, 5/1/2006 (a)	280,000	282,576
Wichita, KS, Hospital Revenue, ETM, 7.0%, 3/1/2006	95,000	95,298

		11,362,732
Kentucky 1.2%
Kentucky, Asset & Liability Commission Generated Fund, Tax & Revenue Anticipation Notes, Series A, 4.0%, 6/28/2006	4,000,000	4,009,600
Kentucky, Housing Corp. Revenue, Series G, AMT, 5.0%, 7/1/2030	3,220,000	3,330,607
Kentucky, Multi-Family Housing Revenue, Section Eight Assisted Programs, 5.4%, 1/1/2009 (a)	10,000	10,013
Kentucky, Turnpike Authority, Prerefunded, 5.5%, 7/1/2007	80,000	80,666
Louisville, KY, Multi-Family Housing Revenue, 5.15%, 7/1/2009	45,000	45,921

		7,476,807
Louisiana 0.1%
Louisiana, State Health Education Authority, Lease Rent Revenue, Tulane University Medical Center, ETM, 7.875%, 7/1/2009	180,000	193,399
Orleans, LA, Water & Sewer Revenue, Levee District, 5.95%, 11/1/2015 (a)	625,000	644,600

		837,999
Maine 1.2%
Maine, Finance Revenue Authority, Electronic Rate Stabilization, AMT, 5.2%, 7/1/2018 (a)	1,005,000	1,012,196
Maine, Municipal Board Bank:
Series E, 5.7%, 11/1/2016 (a)	3,135,000	3,253,722
Series B, 5.85%, 11/1/2013 (a)	3,125,000	3,246,781

		7,512,699
Maryland 0.6%
Maryland, State Community Development Administration, Department of Housing & Community Development, Series E, AMT, 5.5%, 3/1/2032	2,500,000	2,652,700
Prince Georges County, MD, Housing Authority, Single Family Mortgage Revenue:
Series A, AMT, 3.9%, 8/20/2012	410,000	404,974
Series A, AMT, 5.6%, 12/1/2034	170,000	171,234
Series A, AMT, 7.0%, 8/1/2033	330,000	339,438

Series A, AMT, 7.4%, 8/1/2032	400,000	406,656

		3,975,002
Massachusetts 1.1%
Lynn, MA, Water & Sewer Commission Generated Revenue, Series A, Prerefunded, 5.125%, 12/1/2017 (a)	3,000,000	3,125,190
Massachusetts, Airport Revenue, Port Authority, Series B, AMT, 5.25%, 7/1/2014 (a)	1,385,000	1,426,010
Massachusetts, Development Finance Agency, Curry College, Series A, 4.6%, 3/1/2009 (a)	100,000	102,325
Massachusetts, Development Finance Agency, Northern Berkshire Community College, Series A:
5.75%, 8/15/2008 (a)	400,000	419,048
5.75%, 8/15/2009 (a)	400,000	425,184
5.75%, 8/15/2010 (a)	450,000	480,573
Massachusetts, Higher Education Revenue, Curry College, Series A, 3.875%, 3/1/2015 (a)	655,000	638,369

		6,616,699
Michigan 2.7%
Detroit, MI, Water Supply System, ETM, 6.25%, 7/1/2012 (a)	185,000	202,625
Michigan, Higher Education Revenue, Higher Education Student Loan Authority, Series XVII-I, AMT, 2.95%, 3/1/2008 (a)	1,000,000	983,170
Michigan, Housing Development Authority, Multi-Family Revenue, Courtyards of Taylor, Series A, 3.03% *, 8/15/2032	4,155,000	4,155,000
Michigan, State General Obligation, Series A, 4.5%, 9/29/2006	10,000,000	10,081,000
Michigan, Strategic Fund, Limited Obligation Revenue, Ford Motor Co., 7.1%, 2/1/2006	125,000	125,000
Michigan, Strategic Fund, Limited Obligation Revenue, United Jewish Project, 5.75%, 1/1/2012, Bank One NA (b)	1,200,000	1,200,552

		16,747,347
Minnesota 0.7%
Coon Rapids, MN, Multi-Family Housing Revenue, Brown Meadow Manor, Series A, AMT, 3.875%, 7/1/2014	880,000	857,745
Minnesota, Higher Education Facilities Authority Revenue, Carleton College, 5.625%, 3/1/2007	135,000	135,259
Minnesota, Single Family Housing Revenue, Housing Finance Agency, 5.2%, 1/1/2017	1,545,000	1,568,731
Monticello, MN, School District #882, 5.4%, 2/1/2015 (a)	1,500,000	1,500,000

		4,061,735
Mississippi 0.3%
Corinth & Alcorn County, MS, Hospital Revenue, Magnolia Regional Health Center, Series A, 5.0%, 10/1/2008	1,105,000	1,111,685
Mississippi, Business Finance Corp., Wesley Manor Retirement Community, 6.4%, 11/20/2007 (c)	10,000	10,105
Mississippi, Single Family Housing Revenue, AMT, 6.3%, 6/1/2031	835,000	865,494

		1,987,284
Missouri 4.0%
Brentwood, MO, Tax Increment Revenue, 4.7%, 4/1/2019 (a)	380,000	385,107
Des Peres, MO, Sales & Special Tax Revenue, Tax Increment, Series B, 4.4%, 4/15/2014	1,195,000	1,196,255
Jackson County, MO, Hospital & Healthcare Revenue, St. Joseph Hospital, ETM, 7.5%, 6/1/2010	1,065,000	1,148,059
Kansas City, MO, Core City General Obligation, Streetlight Project, Series A, 5.75%, 2/1/2012	100,000	109,240
Kansas City, MO, Industrial Development Authority, Multi-Family Housing Revenue, 3.03% *, 11/1/2030	15,900,000	15,900,000
Missouri, Development Finance Board, Greater St. Louis Project, 4.9%, 9/1/2010, Bank of America NA (b)	685,000	705,153
Missouri, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Series B, 4.6%, 3/1/2007 (a)	70,000	69,401
Missouri, Housing Development Community, Single Family Mortgage, Series C, 6.55%, 9/1/2028	160,000	166,134
Missouri, Housing Development Community, Single Family Mortgage, AMT, 7.45%, 9/1/2031	220,000	223,788
Missouri, Single Family Housing Revenue, Housing Development, Series B-2, AMT, 5.75%, 3/1/2019	15,000	15,200
Missouri, Single Family Housing Revenue, Housing Development Community Mortgage:
Series C, AMT, 7.25%, 9/1/2026	205,000	205,713
Series A-2, AMT, 7.3%, 3/1/2028	315,000	315,888

Missouri, State Housing Development, Commission Single Family Mortgage Revenue, Homeownership Loan Program, Series C, AMT, 5.6%, 9/1/2035	2,875,000	3,066,101
St. Charles County, MO, Industrial Development Authority, Health Care Facilities Revenue, Garden View Care Center Project, AMT, 5.4%, 11/15/2016, US Bank NA (b)	1,480,000	1,508,757
St. Louis County, MO, Single Family Mortgage, 9.25%, 10/1/2016 (a)	5,000	5,053

		25,019,849
Montana 0.3%
Great Falls, MT, Multi-Family Housing Revenue, Autumn Run Apartments Projects, AMT, 4.9%, 1/1/2038, US Bank NA (b)	1,975,000	2,021,156
Nebraska 0.8%
Clay County, NE, Industrial Development Revenue, Hybrids Cooperative Project, AMT:
4.75%, 3/15/2009, US Bank NA (b)	815,000	830,102
5.25%, 3/15/2014, US Bank NA (b)	1,610,000	1,643,069
Fillmore County, NE, Industrial Development Revenue, Omalley Grain, Inc. Project, AMT:
4.5%, 12/1/2006, US Bank NA (b)	175,000	175,315
4.6%, 12/1/2007, US Bank NA (b)	185,000	185,351
4.7%, 12/1/2008, US Bank NA (b)	190,000	190,405
5.0%, 12/1/2010, US Bank NA (b)	45,000	45,129
5.0%, 12/1/2011, US Bank NA (b)	180,000	180,443
5.1%, 12/1/2012, US Bank NA (b)	135,000	135,305
5.2%, 12/1/2013, US Bank NA (b)	195,000	195,446
Nebhelp, Inc., NE, Student Loan Program, AMT, 5.875%, 6/1/2014 (a)	1,285,000	1,288,457

		4,869,022
Nevada 1.5%
Clark County, NV, Industrial Development Revenue, Nevada Power Company, 7.2%, 10/1/2022 (a)	6,630,000	6,862,912
Nevada, Housing Division, Multi Unit Housing Revenue:
Series C-2, AMT, 5.2%, 4/1/2030	415,000	416,075
Series B-1, 5.25%, 10/1/2017	660,000	661,122
Nevada, Housing Division, Single Family Mortgage, Series A, AMT, 5.15%, 10/1/2014	100,000	101,801
Nevada, Housing Division, Single Family Housing Revenue, Series A-2, AMT, 5.2%, 10/1/2018	340,000	340,401
Washoe, NV, Housing Finance Corp., Multi-Family Revenue, Golden Apartments II, 6.875%, 7/1/2021 (a)	40,000	40,066
Washoe, NV, Public Safety Training, 4.875%, 9/1/2010 (a)	1,055,000	1,066,763

		9,489,140
New Hampshire 0.0%
New Hampshire, Housing Finance Authority, AMT, 6.125% *, 1/1/2018, Landesbank Hessen-Thuringen (b)	40,000	40,271
New Jersey 1.7%
Gloucester County, NJ, Public Improvement Authority, Electric Mobility Project, AMT:
4.75%, 11/1/2006	110,000	111,163
4.8%, 11/1/2007	115,000	117,644
5.0%, 11/1/2008	125,000	129,179
5.0%, 11/1/2010	215,000	221,592
Keansburg, NJ, Elderly Housing Mortgage Revenue, HUD Section 8, 5.625%, 3/1/2011	245,000	245,292
Livingston, NJ, School District Revenue, Board of Education, 144A, 3.8%, 8/1/2014	1,134,768	1,135,551
New Jersey, Economic Development Authority Revenue, Cigarette Tax, 5.0%, 6/15/2008	2,150,000	2,205,212
New Jersey, Economic Development Authority Revenue, School Facilities Construction:
Series F, 5.0%, 6/15/2007	1,765,000	1,804,324
Series F, 5.0%, 6/15/2009	2,000,000	2,094,360
Series I, 5.0%, 9/1/2009	1,500,000	1,574,955
New Jersey, State General Obligation, Educational Facilities Authority Revenue, Series B, 5.0%, 7/1/2008 (a)	665,000	677,415

		10,316,687

New Mexico 0.8%
New Mexico, Single Family Housing Revenue, Mortgage Finance Authority, AMT, 144A, 6.5%, 1/1/2018	365,300	366,315
New Mexico, Student Loans Revenue, Series IV-B, AMT, 7.45%, 3/1/2010	1,000,000	1,022,230
New Mexico, Student Loans Revenue, Educational Assistance, Series IV-A1, AMT, 6.7%, 3/1/2006	3,730,000	3,738,542

		5,127,087
New York 7.0%
Hempstead, NY, Higher Education Revenue, 4.2%, 2/1/2008	240,000	242,686
New York, Port Authority Revenue, Series 6, AMT, 6.0%, 12/1/2006 (a)	740,000	755,111
New York, State Dormitory Authority Revenue, Mental Health Services, Series B, Prerefunded, 5.125%, 8/15/2021 (a)	2,120,000	2,163,990
New York, State General Obligation, Series C, 5.375%, 10/1/2011 (a)	1,000,000	1,011,740
New York, Tobacco Settlement Financing Corp.:
Series A-1, 5.0%, 6/1/2010	10,000	10,033
Series C-1, 5.25%, 6/1/2013	14,595,000	15,170,043
New York City, NY, Transitional Finance Authority, Series A-1, 5.0%, 11/1/2015	2,865,000	3,116,461
New York, NY, General Obligation:
Series E, 5.0%, 11/1/2009	5,000,000	5,250,050
Series G, 5.0%, 12/1/2012	6,000,000	6,395,220
Series G, 5.0%, 12/1/2015	3,060,000	3,266,183
Series I, Prerefunded, 5.875%, 3/15/2012	1,945,000	1,980,379
Series C, ETM, 7.25%, 2/1/2006 (a)	575,000	575,000
New York, NY, Higher Education Revenue, Dormitory Authority, Series A, 5.25%, 5/15/2013	585,000	632,648
New York, NY, Hospital & Healthcare Revenue, Dormitory Authority, 5.25%, 7/1/2012 (a)	3,000,000	3,149,910

		43,719,454
North Carolina 1.6%
North Carolina, General Obligation, Public Improvement, Series A, 5.0%, 3/1/2006	1,000,000	1,001,510
North Carolina, Housing Finance Agency, Home Ownership, Series 22-A, AMT, 5.5%, 7/1/2036	3,660,000	3,880,259
Wake County, NC, General Obligation, Series B, 4.5%, 2/1/2006	4,820,000	4,820,000

		9,701,769
North Dakota 0.0%
Minot, ND, Health Care Facilities, ETM, 6.5%, 9/1/2007	70,000	72,000
Ohio 1.2%
Bowling Green, OH, Multi-Family Revenue, Village Apartments, 4.75%, 9/20/2011	240,000	246,710
Cuyahoga County, OH, Industrial Development Revenue, Chippewa, 6.6%, 8/1/2015	240,000	245,251
Cuyahoga County, OH, Multi-Family Housing Revenue, Series A, AMT, 3.6%, 10/20/2013	2,105,000	2,059,595
Franklin County, OH, Multi-Family Revenue, Lincoln Park Project, AMT, 5.65%, 4/20/2013	285,000	300,304
Hancock County, OH, Multi-Family Revenue, Crystal Glen Apartments, Series C, AMT, 5.05%, 1/1/2010, Federal Home Loan Bank (b)	915,000	932,275
Lima, OH, Hospital & Healthcare Revenue, ETM, 7.5%, 11/1/2006	85,000	87,404
Mason, OH, Health Care Facilities, MCV Health Care Facilities Project, 5.25%, 2/20/2020	45,000	47,068
Middletown, OH, Improvement Revenue, ETM, 6.375%, 4/1/2006	15,000	15,078
Ohio, Building Authority, Astro Instrumentation LLC, AMT:
5.0%, 6/1/2015	485,000	503,891
5.45%, 6/1/2022	660,000	697,864
Ohio, Higher Education Revenue, Higher Educational Facilities, 2.3%, 11/15/2006	250,000	247,420
Ohio, Housing Finance Agency, Single Family Mortgage Revenue, Series A, 5.75%, 4/1/2016 (a)	255,000	255,296
Ohio, Industrial Development Revenue, Economic Development, Series 4, AMT, 6.2%, 6/1/2006	150,000	150,915
Ohio, State Building Authority, Administration Building Fund Projects, Series A, 5.125%, 10/1/2006	1,075,000	1,088,244
Ohio, Water & Sewer Revenue, ETM, 7.25%, 12/1/2008 (a)	340,000	358,221

Ohio, Water Development Authority, Pollution Control Facilities Revenue, Republic Steel Project, ETM, 6.375%, 6/1/2007	25,000	25,558

		7,261,094
Oklahoma 0.1%
Bryan County, OK, Economic Development Revenue Authority, Single Family Mortgage, Series A, 8.6%, 7/1/2010	35,000	30,657
Comanche County, OK, Home Finance Authority Mortgage Revenue, Multi-Family FHA Diplomat, 5.2%, 12/1/2013	560,000	585,872
Tulsa, OK, Industrial Revenue Authority, Hillcrest Medical Center, ETM, 6.5%, 4/1/2007	240,000	244,553

		861,082
Oregon 0.7%
Oregon, Public Housing Revenue, Housing & Community Services Department, Series A, AMT, 4.0%, 8/1/2016	1,955,000	1,902,000
Portland, OR, Multi-Family Housing Authority Revenue, AMT:
6.125%, 5/1/2017, US National Bank of Oregon (b)	1,545,000	1,568,206
6.3%, 5/1/2029, US National Bank of Oregon (b)	1,000,000	1,015,460

		4,485,666
Pennsylvania 6.1%
Allegheny County, PA, Residential Finance Mortgage Revenue Authority, Single Family Mortgage, Series DD-2, AMT, 4.8%, 11/1/2007	95,000	96,729
Allentown, PA, Hospital Authority, ETM, 8.0%, 3/1/2009	105,000	112,136
Beaver County, PA, Industrial Development & Pollution Control Revenue Authority, 6.0%, 5/1/2007	125,000	126,090
Cambria County, PA, County General Obligation, Series A, 6.2%, 8/15/2021 (a)	35,000	35,393
Chester County, PA, Hospital Authority, ETM, 7.5%, 7/1/2009	15,000	15,976
Chester, PA, Core City General Obligation, Series B, 5.8%, 12/1/2013 (a)	1,150,000	1,201,405
Delaware County, PA, College Revenue Authority, Series A, 5.15%, 10/1/2013 (a)	300,000	307,788
Delaware County, PA, College Revenue Authority, Eastern College, Series B:
4.75%, 10/1/2006	200,000	200,868
4.85%, 10/1/2007	205,000	207,327
4.95%, 10/1/2008	345,000	351,759
Delaware County, PA, Hospital & Healthcare Revenue, Dunwoody Village, Series B, 3.5%, 4/1/2034	250,000	248,625
Delaware County, PA, Senior Care Revenue, Elwyn Inc., Project, 6.0%, 6/1/2011 (a)	2,750,000	2,838,495
Delaware County, PA, Water & Sewer Revenue, Industrial Development Authority, Series B, AMT, 3.75%, 6/1/2010 (a)	935,000	931,297
Fayette County, PA, Hospital Authority, Uniontown Hospital:
5.55%, 6/15/2008 (a)	1,070,000	1,099,489
5.65%, 6/15/2009 (a)	1,135,000	1,166,281
Langhorne, PA, Hospital Revenue, Franciscan Health, St. Mary's Hospital Authority, Series A, 7.0%, 6/15/2015 (a)	1,770,000	1,791,842
Pennsylvania, Economic Development Financing Revenue Authority, Dr. Gertrude A. Barber Center Inc., 6.15%, 12/1/2020 (a)	1,000,000	1,002,010
Pennsylvania, Financing Authority Revenue, AMT, 5.0%, 6/1/2010 (a)	2,170,000	2,213,530
Pennsylvania, Higher Education Revenue, Higher Educational Facilities Authority, 6.35%, 4/1/2006	285,000	286,077
Pennsylvania, Higher Educational Facilities Authority, College & University Revenue, University of The Arts:
5.2%, 3/15/2010 (a)	245,000	245,277
5.25%, 3/15/2011 (a)	265,000	265,289
5.3%, 3/15/2012 (a)	265,000	265,270
Pennsylvania, Higher Educational Facilities Authority, Health Sciences Revenue, 5.0%, 11/15/2006 (a)	490,000	495,856
Pennsylvania, Higher Educational Facility, Gwynedd Mercy College, 5.0%, 11/1/2008	80,000	80,606
Pennsylvania, Higher Education Revenue, Higher Educational Facilities Authority, 5.15%, 9/15/2006 (a)	345,000	345,473
Pennsylvania, Housing Finance Agency, Single Family Mortgage:
Series 65A, AMT, 4.8%, 10/1/2022	45,000	45,085

Series 90A, AMT, 5.0%, 10/1/2035	2,500,000	2,589,475
Pennsylvania, State General Obligation, Intergovernmental Cooperative Authority, 3.04% *, 6/15/2022 (a)	7,280,000	7,280,000
Pennsylvania, State Higher Education Facilities Authority Revenue, Independent Colleges & University, Series H8, 5.0%, 5/1/2011, Allied Irish Bank PLC (b)	1,640,000	1,646,429
Pennsylvania, TJUH System Project, 6.0%, 1/11/2011 (c)	1,111,369	1,098,377
Philadelphia, PA, Industrial Development Revenue, Authority for Individual Development Senior Living Revenue:
Series A, 4.7%, 7/1/2013	305,000	304,515
Series C, 4.7%, 7/1/2013	290,000	289,539
Series E, 4.7%, 7/1/2013	345,000	344,451
Philadelphia, PA, Multi-Family Housing Revenue, Series B, AMT, 4.5%, 10/1/2013	1,270,000	1,236,586
Pittsburgh, PA, General Obligation:
Series A, 5.0%, 9/1/2012 (a)	3,000,000	3,212,370
Series 2012, 2013 & 2014, Prerefunded, 5.5%, 9/1/2012 (a)	2,000,000	2,067,840
Pittsburgh, PA, Industrial Development Revenue, Urban Redevelopment Authority Series A:
144A, 5.75%, 12/1/2006, PNC Bank (b)	400,000	403,008
144A, 6.0%, 12/1/2011, PNC Bank (b)	550,000	551,403
Wayne Pike, PA, Joint School Authority, ETM, 6.0%, 12/1/2007 (a)	330,000	332,023
Wilkes-Barre, PA, General Municipal Authority, Misericordia College, Series B, 7.75%, 12/1/2012	35,000	35,111
York County, PA, Hospital & Healthcare Revenue, Lutheran Social Services, 5.8%, 4/1/2006	500,000	501,165
York County, PA, Housing Redevelopment Mortgage Corp., Series A, 6.875%, 11/1/2009	570,000	570,718

		38,438,983
Puerto Rico 0.8%
Commonwealth of Puerto Rico, Public Improvement, Series A, 5.0%, 7/1/2011	930,000	982,275
Puerto Rico, Municipal Finance Agency, Series A, 5.0%, 8/1/2009	3,500,000	3,655,470

		4,637,745
South Carolina 0.1%
South Carolina, Economic Development Authority Revenue, Caterpillar, Inc. Project, AMT, 5.05%, 6/1/2008	500,000	507,670
South Dakota 0.3%
South Dakota, Health & Educational Facilities Authority, Rapid City Regional Hospital Project, ETM, 7.75%, 9/1/2007	75,000	78,174
South Dakota, Hospital & Healthcare Revenue, 5.4%, 8/1/2013 (a)	1,130,000	1,182,398
South Dakota, Public Housing Revenue, Housing Development Authority, Series B, 5.25%, 5/1/2017	435,000	449,381

		1,709,953
Tennessee 0.8%
Bristol, TN, Health & Educational Revenue, ETM, 6.9%, 1/1/2007	60,000	61,676
Nashville & Davidson County, TN, General Obligation, Metropolitan Government, Series A, 5.125%, 11/15/2007	4,560,000	4,672,085
Sullivan County, TN, Health Educational & Housing Facilities Board, Multi-Family Housing Authority, Maple Oaks Apartment Project, AMT, 3.0%, 12/1/2009	215,000	209,032

		4,942,793
Texas 11.8%
Austin, TX, General Obligation, 5.0%, 9/1/2010	6,000,000	6,187,080
Bexar County, TX, Single Family Housing Revenue, Single Family Mortgage, Series C, 5.5%, 3/1/2019 (c)	696,500	696,305
Harris County, TX, Hospital & Healthcare Revenue, 7.4%, 2/15/2010 (a)	1,980,000	2,134,024
Harris County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., Series A, 6.0%, 6/1/2009 (a)	210,000	225,706
Harris County, TX, Housing Finance Corp., Single Family Mortgage Revenue, Series A, 7.75%, 9/1/2014	20,000	20,045
Lewisville, TX, Core City General Obligation, Combination Contract, 144A, 4.75%, 9/1/2012 (a)	2,255,000	2,334,150

Port Arthur, TX, Housing Finance Corp. Mortgage Revenue, UDAG Project, Series A, 6.4%, 1/1/2028	820,000	837,138
Tarrant County, TX, Multi-Family Housing Revenue, Housing Financial Corp., Series A, AMT, 3.7%, 12/20/2013	920,000	887,920
Tarrant County, TX, Public Housing Revenue, Housing Financial Corp., Series A, AMT, 3.85%, 1/20/2013	1,050,000	1,041,747
Texas, Affordable Housing Corp., Multi-Family Housing Revenue, American Opportunity Housing Portfolio, 4.05%, 9/1/2007 (a)	1,640,000	1,643,428
Texas, Affordable Housing Corp., Multi-Family Housing Revenue, Arborstone/Baybrook Oaks, Series A, 4.0%, 11/1/2006	690,000	489,900
Texas, Multi-Family Housing Revenue, Wintergreen Project, AMT, 4.85%, 9/20/2012	150,000	155,070
Texas, Sabine River Authority, Series A, 6.875%, 9/1/2008	500,000	501,305
Texas, State Department Housing & Community Affairs, Volente Project, AMT, 5.0%, 7/1/2008	335,000	339,549
Texas, State Tax & Revenue Anticipation Notes, 4.5%, 8/31/2006	55,000,000	55,388,850
Texas, Trinity River Authority, Pollution Control Revenue, Texas Instruments, Inc. Project, AMT, 6.2%, 3/1/2020	60,000	61,278
Travis County, TX, Housing Finance Corp., Multi-Family Housing Revenue, Broadmoor Apartments Project, AMT, 5.7%, 6/1/2006 (a)	725,000	728,001

		73,671,496
Utah 1.6%
Intermountain Power Agency, UT, Power Supply Revenue, Series A, ETM, 6.15%, 7/1/2014 (a)	250,000	260,340
Utah, Housing Finance Agency, Single Family Mortgage:
Series A-2, Class III, AMT, 5.05%, 7/1/2012	50,000	50,193
Series A-2, Class III, AMT, 5.2%, 7/1/2011	75,000	75,276
Series B-2, Class III, AMT, 5.25%, 7/1/2011	80,000	80,226
Series A-2, Class II, AMT, 5.4%, 7/1/2016	110,000	110,521
Series C, Class III, AMT, 6.25%, 7/1/2014	285,000	287,283
Utah, Single Family Housing Revenue, Series D-2, AMT, 5.0%, 7/1/2018	1,235,000	1,270,766
Utah, Single Family Housing Revenue, Mortgage Revenue, Series G, AMT, 4.875%, 1/1/2019	2,450,000	2,444,316
Utah, Single Family Housing Revenue, Single Family Mortgage, AMT, 3.875%, 7/1/2014	2,180,000	2,156,325
Utah, State General Obligation, Series F, Prerefunded, 5.0%, 7/1/2011	3,405,000	3,486,039

		10,221,285
Vermont 0.3%
Vermont, Housing Finance Agency, Single Family, Series 23, AMT, 5.0%, 5/1/2034 (a)	2,000,000	2,065,100
Virginia 3.9%
Franklin, VA, Core City General Obligation, 4.875%, 10/1/2008 (c)	265,000	261,208
Harrisonburg, VA, Redevelopment & Housing Authority, Multi-Family Housing Revenue, 2.96% *, 8/1/2032	3,800,000	3,800,000
Newport News, VA, School District Revenue Lease, School Board:
2.5%, 11/1/2006	790,000	783,348
3.0%, 11/1/2007	835,000	825,464
3.2%, 11/1/2008	885,000	871,858
3.2%, 11/1/2009	940,000	915,297
3.3%, 11/1/2010	995,000	964,513
3.5%, 11/1/2011	1,055,000	1,023,972
3.65%, 11/1/2012	1,125,000	1,090,001
3.75%, 11/1/2013	1,195,000	1,153,151
4.0%, 11/1/2014	1,270,000	1,240,765
4.1%, 11/1/2015	1,930,000	1,888,872
Pulaski, VA, Hospital & Healthcare Revenue, ETM, 6.375%, 10/1/2007	35,000	36,187
Suffolk, VA, Redevelopment & Housing Authority, Multi-Family Housing Revenue, Brooke Ridge LLC, 5.25%, 10/1/2018 (a)	1,425,000	1,476,542
Virginia, Commonwealth Transportation Board Revenue, US Rte. 58 Corridor Development Project, Series B, 5.375%, 5/15/2012	4,700,000	5,031,397
Virginia, State Public School Authority, School Financing, Series A, 5.25%, 8/1/2006	3,000,000	3,030,240

Virginia, Water & Sewer Systems Revenue, Series B, 8.7%, 11/1/2011	275,000	276,229

		24,669,044
Washington 1.4%
King County, WA, Public Housing Revenue, Series A, 5.05%, 7/1/2013 (a)	3,400,000	3,447,464
Washington, General Obligation, Series A, 5.75%, 7/1/2013	4,275,000	4,319,802
Washington, Housing Finance Authority, Nonprofit Housing Revenue, Series B, 5.1%, 7/1/2010, US Bank NA (b)	60,000	61,103
Washington, Public Power Supply, System Nuclear Project No. 2 Revenue, Series A, 5.6%, 7/1/2009 (a)	1,000,000	1,029,620

		8,857,989
West Virginia 1.8%
West Virginia, School Building Authority Revenue, Capital Improvements, 5.6%, 7/1/2015 (a)	10,915,000	11,457,912
Wisconsin 2.1%
Milwaukee, WI, Sewer District, Series A, 5.5%, 10/1/2010	4,615,000	4,772,418
Wisconsin, Housing & Economic Development Authority, Home Ownership Revenue, Series D, AMT, 4.875%, 3/1/2036	3,840,000	3,962,458
Wisconsin, State Clean Water Revenue, Series 1, Prerefunded, 5.3%, 6/1/2011	2,240,000	2,298,979
Wisconsin, State Hospital & Healthcare Revenue, Health and Educational Facilities Authority, Aurora Health Care, Inc., 5.25%, 8/15/2017 (a)	2,125,000	2,213,421

		13,247,276

Total Municipal Bonds and Notes (Cost $610,596,977)		610,348,305
Municipal Inverse Floating Rate Notes 1.1%
California 0.2%
California, State General Obligation, Series PA-1292, 144A, 208.567% , 2/1/2015, Leverage Factor at purchase date: 10 to 1 (a)	115,000	1,253,839
Connecticut 0.3%
Connecticut, State General Obligation, Series 1144, 144A, 21.065% , 12/1/2016, Leverage Factor at purchase date: 5 to 1 (a)	1,000,000	1,811,200
New York 0.2%
New York, NY, General Obligation, Series PA-1291, 144A, 60.934% , 3/1/2016, Leverage Factor at purchase date: 10 to 1 (a)	365,000	1,306,288
Pennsylvania 0.2%
Philadelphia, PA, School District, Series PA-1294, 144A, 38.63% , 8/1/2017, Leverage Factor at purchase date: 9 to 1 (a)	500,000	1,221,000
Texas 0.2%
San Antonio, TX, Independent School District, Series R-368, 38.535% , 2/15/2013, Leverage Factor at purchase date: 7 to 1	500,000	1,272,400

Total Municipal Inverse Floating Rate Notes (Cost $7,376,513)		6,864,727

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 617,973,490)	98.6	617,213,032
Other Assets and Liabilities, Net	1.4	8,793,128

Net Assets	100.0	626,006,160

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of January 31, 2006.

(a)	Bond is insured by one of these companies:

As a % of Total
Insurance Coverage	Investment Portfolio
American Capital Access	2.2
American Municipal Bond Assurance Corp.	9.0
Bond Investors Guaranty Insurance	0.3
College Construction Loan Insurance Association	0.8
Financial Guaranty Insurance Company	2.0
Financial Security Assurance, Inc.	3.6
Municipal Bond Insurance Association	8.5
RADIAN Asset Assurance Incorporated	1.7
XL Capital Assurance	0.1

(b)	Security incorporates a letter of credit from a major bank.
(c)	Taxable issue

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

At January 31, 2006, open interest rate swaps were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Net Unrealized Appreciation/ (Depreciation) ($)

3/7/2007 3/7/2012	59,000,000 †	Fixed — 4.435%	Floating — LIBOR	1,674,485
4/15/2006 4/15/2015	7,300,000 ††	Fixed — 4.957%	Floating — LIBOR	43,025
4/13/2006 4/13/2016	7,000,000 ††	Fixed — 5.107%	Floating — LIBOR	(27,043)
6/6/2006 6/6/2016	6,700,000 †††	Fixed — 4.437%	Floating — LIBOR	327,848
4/21/2006 4/21/2017	6,300,000 ††	Fixed — 4.871%	Floating — LIBOR	105,396
6/6/2006 6/6/2017	6,750,000 †††	Fixed — 4.476%	Floating — LIBOR	333,747

Total net unrealized appreciation				2,457,458

Counterparties:

† Citigroup

†† Merrill Lynch & Co.

††† Morgan Stanley & Co., Inc.

LIBOR: Represents the London InterBank Offered Rate.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short-Term Municipal Bond Fund, a series of DWS Investments Trust

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	March 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Short-Term Municipal Bond Fund, a series of DWS Investments Trust

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	March 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 March 21, 2006